Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Liquidity Ratios Arising from Dividing Net Liquid Assets, Cash and Cash Equivalents by Total Deposits (Detail)
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Liquidity Risk [line items]
Liquidity ratio	55.40%	47.00%
Weighted average [member]
Disclosure Of Liquidity Risk [line items]
Liquidity ratio	47.48%	46.20%
Maximum Average Term [member]
Disclosure Of Liquidity Risk [line items]
Liquidity ratio	57.08%	51.90%
Minimum Average Term [member]
Disclosure Of Liquidity Risk [line items]
Liquidity ratio	42.23%	40.84%